Share Purchase Warrants (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Continuity schedule for share purchase warrants
		Exercise Price
	Number of Warrants	$
Balance – December 31, 2013	16,000,000	0.10
Expired	(16,000,000)	0.10
Balance – December 31, 2014 and 2015	—	—